CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share		0.01		0.01
Ordinary shares, shares authorized	120,000,000	120,000,000	40,000,000	40,000,000
Ordinary shares, shares issued	12,501,237	12,501,237	12,064,510	12,064,510
Ordinary shares, shares outstanding	12,501,237	12,501,237	12,064,510	12,064,510
Accounts receivable, allowance for doubtful accounts	$ 192		$ 108